UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2002

Check here if Amendment [   ]; Amendment Number:
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                      MDT Advisers, Inc.
Address:                   125 CambridgePark Drive
                           Cambridge, MA  02140


Form 13F File Number:      28-      7406

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                      R. Schorr Berman
Title:                     President
Phone:                     617-234-2200

Signature, Place, and Date of Signing:

/s/ R. Schorr Berman                 Cambridge, MA                    8/09/02
-------------------------       ------------------------          --------------
   [Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      None

Form 13F Information Table Entry Total:                 46

Form 13F Information Table Value Total:                 $30,776
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.



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                           FORM 13F INFORMATION TABLE
              1 of 2 Name of Reporting Manager: MDT Advisers, Inc.

Column 1                      Column 2 Column 3 Column 4       Column 5             Column 6      Column 7      Column 8

                                Title
                                 of    CUSIP       Value       Amount and         Investment       Other        Voting Authority
Name of Issuer                  Class Number     ($1,000)   Type of Security      Discretion      Managers         (Shares)

                                                            Shares or
                                                            Principal  SH/ PUT/
                                                             Amount    PRN CALL                               Sole      Shared  None
Amerada Hess Corporation      Common   023551104     613       7,435   SH          SOLE                           7,435
Astoria Financial Corporation Common   046265104     226       7,066   SH          SOLE                           7,066
Automatic Data Processing, In Common   053015103     463      10,627   SH          SOLE                          10,627
Bank of America Corporation   Common   060505104   1,554      22,080   SH          SOLE                          22,080
Bear Stearns Companies, Inc.  Common   073902108     511       8,352   SH          SOLE                           8,352
Centex Corporation            Common   152312104     264       4,571   SH          SOLE                           4,571
Colgate-Palmolive Company     Common   194162103   1,352      27,016   SH          SOLE                          27,016
Constellation Energy Group, I Common   210371100     349      11,901   SH          SOLE                          11,901
Eastman Kodak Company         Common   277461109     665      22,785   SH          SOLE                          22,785
Edison International          Common   281020107     211      12,410   SH          SOLE                          12,410
Electronic Arts Inc.          Common   285512109     769      11,644   SH          SOLE                          11,644
Entergy Corporation           Common   29364G103     752      17,729   SH          SOLE                          17,729
Express Scripts, Inc.         Common   302182100     327       6,526   SH          SOLE                           6,526
Federated Department Stores,  Common   31410H101     637      16,047   SH          SOLE                          16,047
Forest Laboratories, Inc. Cl  Common   345838106     978      13,814   SH          SOLE                          13,814
FPL Group, Inc.               Common   302571104     410       6,830   SH          SOLE                           6,830
Golden West Financial Corpora Common   381317106     855      12,436   SH          SOLE                          12,436
Household International, Inc. Common   441815107     322       6,481   SH          SOLE                           6,481
International Business Machin Common   459200101   1,499      20,818   SH          SOLE                          20,818
Intuit, Inc.                  Common   461202103     890      17,902   SH          SOLE                          17,902
Johnson & Johnson             Common   478160104   1,374      26,291   SH          SOLE                          26,291
Johnson Controls, Inc.        Common   478366107     561       6,871   SH          SOLE                           6,871
Laboratory Corp. of America H Common   50540R409     474      10,388   SH          SOLE                          10,388
May Department Stores Company Common   577778103     708      21,501   SH          SOLE                          21,501
MBIA, Inc.                    Common   55262C100     654      11,573   SH          SOLE                          11,573
Merck & Company, Inc.         Common   589331107     684      13,512   SH          SOLE                          13,512
MetLife, Inc.                 Common   59156R108     283       9,826   SH          SOLE                           9,826
MGIC Investment Corporation   Common   552848103     565       8,331   SH          SOLE                           8,331
Microchip Technology, Incorpo Common   595017104     434      15,816   SH          SOLE                          15,816
Network Engines, Inc.         Common   64121A107   2,584   2,683,217   SH          SOLE                       2,683,217
Old Republic International Co Common   680223104     295       9,355   SH          SOLE                           9,355
PNC Financial Services Group, Common   693475105     205       3,920   SH          SOLE                           3,920
Principal Financial Group, In Common   74251V102     567      18,282   SH          SOLE                          18,282
Quest Diagnostics Incorporate Common   74834L100     691       8,029   SH          SOLE                           8,029
Radian Group Inc.             Common   750236101     367       7,507   SH          SOLE                           7,507
PAGE TOTAL:                                       24,093

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Regions Financial Corporation Common   758940100     604      17,190   SH          SOLE                          17,190
SBC Communications Inc.       Common   78387G103   1,474      48,328   SH          SOLE                          48,328
Sempra Energy                 Common   816851109     346      15,617   SH          SOLE                          15,617
Sunoco, Inc.                  Common   86764P109     209       5,853   SH          SOLE                           5,853
Suntrust Banks, Inc.          Common   867914103   1,321      19,505   SH          SOLE                          19,505
Symantec Corporation          Common   871503108     220       6,702   SH          SOLE                           6,702
The PMI Group, Inc.           Common   69344M101     272       7,131   SH          SOLE                           7,131
Torchmark Corporation         Common   891027104     382      10,007   SH          SOLE                          10,007
Union Pacific Corporation     Common   907818108   1,212      19,147   SH          SOLE                          19,147
Union Planters Corporation    Common   908068109     343      10,604   SH          SOLE                          10,604
Xilinx, Inc.                  Common   983919101     300      13,358   SH          SOLE                          13,358
PAGE TOTAL:                                        6,683
GRAND TOTAL:                                      30,776

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